Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events:
Subsequent Events

NOTE 12 SUBSEQUENT EVENT

On April 18, 2012, the Company executed a Securities Purchase Agreement (the “Purchase Agreement”) with Global Gold Incorporated, a corporation organized under the laws of the Province of British Columbia (“Global Gold”), and the shareholders of Global Gold (the “Sellers”), pursuant to which the Company acquired all of the issued and outstanding shares of the capital stock of Global Gold. The consideration (the “Purchase Price”) paid by the Company to the Sellers was an aggregate of one hundred sixty-one million (161,000,000) shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), of which one hundred eighteen million two hundred sixty-three thousand one hundred fifty-eight (118,263,158) shares of Common Stock payable to Thomas Brookes (“Brookes”) and Matthew Sullivan (“Sullivan”) were placed in escrow and will be released in accordance with the terms of an Escrow Agreement, described below. The Purchase Agreement also provides that Brookes and Sullivan will be appointed to the Board of Directors of the Company, and that each of Kenneth Stead, Timothy Stead, Brookes and Sullivan will vote their shares of stock of the Company in favor of each other as directors so long as the parties maintain an ownership interest of at least five percent (5%) of the Company’s outstanding common stock and until the earlier of (i) eighteen (18) months from the date of the closing of the Global Gold transaction if the Company has not received revenues of at least One Million Dollars ($1,000,000) from the production of the Ekom Eya mine in Ghana; or (ii) three (3) years from the date of the closing.

On April 18, 2012, the Company entered into an Escrow Agreement with Brookes, Sullivan and Gracin & Marlow, LLP, as escrow agent (the “Escrow Agreement”), pursuant to which the parties agreed that one hundred eighteen million two hundred sixty-three thousand one hundred fifty-eight (118,263,158) shares of Common Stock (the “Escrowed Shares”) will be released to Brookes and Sullivan if and when the Company has received revenues of at least One Million Dollars ($1,000,000) from the production of the Ekom Eya mine in Ghana (the “Milestone”); provided, however, that if the Milestone is not achieved by the date that is two (2) years from the date of the Escrow Agreement, the escrow agent will release to the Company for cancellation all of the Escrowed Shares, unless otherwise agreed to by the Company and Brookes and Sullivan.

In connection with the Purchase Agreement, described below, the Company will issue to the Sellers one hundred sixty-one million (161,000,000) shares of Common Stock. These securities will be issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). The issuance will not involve any general solicitation or advertising by us. The Sellers acknowledged the existence of transfer restrictions applicable to the securities to be sold by us. Certificates representing the securities to be sold contain a legend stating the restrictions on transfer to which such securities are subject. Certain of the securities will also be issued to non-U.S residents and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Kenneth Stead Agreement, the Company will issue to Mr. Stead as a sign-on bonus four million five hundred thousand (4,500,000) shares of Common Stock. These securities will be issued solely to a non-U.S resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Kenneth Stead Employment Agreement, the Company will issue to Mr. Stead one million five hundred thousand (1,500,000) shares of Series A convertible preferred stock upon the closing of the Global Gold transaction. These securities will be issued solely to a non-U.S. resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Timothy Stead Employment Agreement, described below, the Company will issue to Mr. Stead six hundred twenty thousand (620,000) shares of Series A convertible preferred stock upon the closing of the Global Gold transaction. These securities will be issued solely to a non-U.S. resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

On April 18, 2012, the Company entered into a three-year employment agreement with Kenneth Stead, its Chief Executive Officer and President (the “Kenneth Stead Agreement”). Pursuant to the Kenneth Stead Agreement, Mr. Stead will be entitled to an annual base salary of Two Hundred Forty Thousand Dollars ($240,000) and will be eligible for discretionary performance and transactional bonus payments. Additionally, Mr. Stead will be issued a sign-on bonus of four million five hundred thousand (4,500,000) shares of Common Stock and will be issued a bonus of one million five hundred thousand (1,500,000) shares of the Company's Series A convertible preferred stock upon the closing of the Global Gold transaction. Mr. Stead will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Kenneth Stead Agreement also includes confidentiality obligations and inventions assignments by Mr. Stead.

Effective April 18, 2012, Timothy Stead was appointed Chief Operating Officer of the Company. In connection with his appointment, Mr. Stead entered into a three-year employment agreement with the Company (the “Timothy Stead Agreement”). Pursuant to the Timothy Stead Agreement, Mr. Stead will be entitled to an annual base salary of One Hundred Forty-Four Thousand Dollars ($144,000) and will be eligible for discretionary performance and transactional bonus payments. Mr. Stead will be issued a bonus of six hundred twenty thousand (620,000) shares of the Company's Series A convertible preferred stock upon the closing of the Global Gold transaction. Mr. Stead will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Timothy Stead Agreement also includes confidentiality obligations and inventions assignments by Mr. Stead.

Thomas Brookes has been involved in the exploration and extraction of natural resources for more than thirty years. Past experience ranges from drilling for oil and natural gas in the Canadian High Arctic to many years prospecting for gold in Northwest British Columbia and the Yukon Territory. Prior to its acquisition by the Company, since June 2011 Mr. Brookes was the Chief Executive Officer of Global Gold, a mining exploration company that secured the operating rights to the Ekom Eya mining concession. From January 2000 through the present, Mr. Brookes has also served as the Chief Executive Officer of Virgin Gold, Inc., a business offering contracting and drilling services based in Inuvik, NWT.

In accordance with the terms of the Purchase Agreement, the Company entered into a three-year employment agreement with Mr. Brookes (the “Brookes Agreement”). Pursuant to the Brookes Agreement, Mr. Brookes will be entitled to an annual base salary of Two Hundred Forty Thousand Dollars ($240,000) and will be eligible for discretionary performance and transactional bonus payments. Mr. Brookes will also be entitled to receive as a bonus 10,000,000 shares of the Company’s common stock (subject to adjustment for stock splits and stock dividends) which shall be issued upon the Company’s receipt of at least One Million Dollars ($1,000,000) in revenues from the production of the Ekom Eya mine in Ghana. Mr. Brookes will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Brookes Agreement also includes confidentiality obligations and inventions assignments by Mr. Brookes.

The description of the Brookes Agreement does not purport to be complete and is qualified in its entirety by reference to the Brookes Agreement, which is attached as Exhibit 10.5 to this Current Report and incorporated herein by reference.

There are no family relationships between Mr. Brookes and any director, executive officer or person nominated or chosen by the Company to become as director or executive officer. Additionally, there have been no transactions involving Mr. Brookes that would require disclosure under Item 404(a) of Regulation S-K.

Pursuant to the Purchase Agreement, on the closing date, Matthew Sullivan was appointed Assistant Vice President of the Ekom Eya Mine Division of the Company and a member of the Company’s Board of Directors.

Matthew Sullivan has worked with a wide variety of well-established ventures and early stage companies in strategic and business operations with a focus on venture capital and business analysis. Mr. Sullivan was the Chief Financial Officer of Global Gold since June 2011 prior to being acquired by the Company. He has also been the principal of Sullivan & Associates Ltd., a financial consulting firm, since January 2000, and the Chief Operating Officer of Asana International, a global consumer health products company, since October 2011. From May 2007 through February 2012, Mr. Sullivan owned Vandenblumes Cleaning Ltd. and Whiterock Cleaning Inc., two businesses that offer residential and commercial cleaning services throughout Metro Vancouver.